Shareholders' equity - Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Weighted average number of shares outstanding
Basic (in shares)	33,497,223	33,249,889
Diluted (in shares)	33,497,223	33,249,889
Net loss, diluted	$ (5,010)	$ (8,659)
Net loss, basic	$ (5,010)	$ (8,659)
Loss per share
Basic loss per share (in dollars per share)	$ (0.15)	$ (0.26)
Diluted loss per share (in dollars per share)	$ (0.15)	$ (0.26)